Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Agreement Date	Counterparty	Effective date:	Termination Date:	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	2.1250%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	2.1900%
March 29, 2018	Alpha Bank	March 29, 2018	February 25, 2025	2.9700%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
2014 Warrants Outstanding December 31, 2017	Warrant Shares Outstanding December 31, 2017	Term (years)	Warrant Exercise Price	Fair Value – Liability December 31, 2017
1,976,389	2,134,501	5	$2.30	3,332
2014 Warrants Outstanding December 31, 2018	Warrant Shares Outstanding December 31, 2018	Term (years)	Warrant Exercise Price*	Fair Value – Liability December 31, 2018
1,976,389	8,498,474	5	$0.58	1,915

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2017	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	394	-	394	-
Non-current liability	3,335	-	3	3,332
As of December 31, 2018
Non-current asset	1,153	-	1,153	-
Non-current liability	2,274	-	359	1,915

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2016	3,222
Change in fair value of 2014 Warrants, included in the consolidated statements of comprehensive loss	256
Adjustment for cashless exercise of 2014 Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(146)
Closing balance – December 31, 2017	3,332
Change in fair value of 2014 Warrants, included in (Loss)/gain on derivative financial instruments in	(1,417)
Closing balance – December 31, 2018	1,915

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2017	Fair Value at December 31, 2018	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2017	Value December 31, 2018
2014 Warrants	3,332	1,915	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	233%	110%

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statement of comprehensive (loss)/gain located in Loss on derivate financial instruments
	2016	2017	2018
Interest rate swaps- change in fair value	(41)	431	404
Interest rate swaps– realized gain/(loss)	(16)	(476)	-
2014 Warrants- change in fair value	(641)	(256)	1,417
Total	(698)	(301)	1,821